Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Acquisitions [Abstract]
Acquisitions

Note 5 - Acquisitions

ENTADFI

On April 19, 2023, the Company and Veru, Inc. (“Veru”) entered into an Asset Purchase Agreement (the “Veru APA”). Pursuant to, and subject to the terms and conditions of, the Veru APA, the Company purchased substantially all of the assets related to Veru’s ENTADFI product (“ENTADFI”) (the “Transaction”) for a total possible consideration of $100 million.

In accordance with the Veru APA, the Company agreed to provide Veru with initial consideration totaling $20.0 million, consisting of (i) $6.0 million paid upon the closing of the Transaction on April 19, 2023, (ii) an additional $4.0 million in the form of a non-interest bearing note payable due on September 30, 2023, and (iii) an additional $10.0 million in the form of two $5.0 million non-interest bearing notes payable, each due on April 19, 2024 and September 30, 2024.

Additionally, the terms of the Veru APA require the Company to pay Veru up to an additional $80.0 million based on the Company’s net sales of ENTADFI after closing (the “Milestone Payments”). The Milestone Payments are payable as follows: (i) $10.0 million is payable upon the first time the Company achieves net sales from ENTADFI of $100.0 million during a calendar year, (ii) $20.0 million is payable upon the first time the Company achieves net sales from ENTADFI of $200.0 million during a calendar year, and (3) $50.0 million is payable upon the first time the Company achieves net sales from ENTADFI of $500.0 million during a calendar year.

In connection with the Transaction, the Company also assumed royalty and milestone obligations under an asset purchase agreement for tadalafil-finasteride combination entered into by Veru and Camargo Pharmaceutical Services, LLC on December 11, 2017 (the “Camargo Obligations”). The Camargo Obligations assumed by the Company include a 6% royalty on all sales of tadalafil-finasteride and sales milestone payments of up to $22.5 million, payable to Camargo as follows: (i) $5.0 million is payable upon the first time the Company achieves net sales from ENTADFI of $100.0 million during a calendar year, (ii) $7.5 million is payable upon the first time the Company achieves net sales from ENTADFI of $200.0 million during a calendar year, and (3) $10.0 million is payable upon the first time the Company achieves net sales from ENTADFI of $300.0 million during a calendar year.

On September 29, 2023, the Company entered into an amendment to the Veru APA (the “Veru APA Amendment”), which provides that the $4.0 million note payable originally due on September 30, 2023 was deemed paid and fully satisfied upon (1) the payment to the Seller of $1.0 million in cash on September 29, 2023, and (2) the issuance to the Seller of 3,000 shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”) of the Company (see Note 9). Pursuant to the Veru APA Amendment, the Series A Preferred Stock will convert to common stock of the Company one year from the date of issuance if the required stockholder approval is obtained. The Series A Preferred Stock, which was issued to the Seller on October 3, 2023 is initially convertible, in the aggregate, into 5,709,935 shares of the Company’s common stock, subject to adjustment and certain stockholder approval limitations specified in the Certificate of Designations. Pursuant to the Veru APA Amendment, the Company agreed to use commercially reasonable efforts to obtain such stockholder approval by December 31, 2023, however, such shareholder approval has not yet been obtained. The Company also agreed to include the shares of common stock issuable upon conversion of the Series A Preferred Stock in the next resale registration statement filed with the SEC.

Subsequent to March 31, 2024, the Company entered into a Forbearance Agreement with Veru, specifically related to the note payable that was due on April 19, 2024 (see Note 15).

Also, in connection with the Transaction, and pursuant to the Veru APA, the Company entered into non-competition and non-solicitation agreements (the “Non-Competition Agreements”) with two of Veru’s key stockholders and employees (the “Restricted Parties”). The Non-Competition Agreements generally prohibit the Restricted Parties from either directly or indirectly engaging in the Restricted Business (as such term is defined in the Veru APA) for a period of five years from the closing of the Transaction.

The acquisition of ENTADFI has been accounted for as an asset acquisition in accordance with ASC 805-50 because substantially all of the fair value of the assets acquired is concentrated in a single asset, the ENTADFI product rights. The ENTADFI products rights consist of trademarks, regulatory approvals, and other records, and are considered a single asset as they are inextricably linked.

The following table summarizes the aggregate consideration transferred for the assets acquired by the Company in connection with the Veru APA:

Consideration Transferred
Consideration transferred at closing	$6,000,000
Fair value of notes payable issued	12,947,000
Transaction costs	79,771
Total consideration transferred	$19,026,771

The fair value of the non-interest bearing notes payable was estimated using a net present value model using discount rates averaging 8.2%. The resulting fair value is being accreted to the face value of the notes, through the respective maturity dates. Management evaluated the Milestone Payments and determined that at the close of the Transaction, they are not considered probable, and as such, the Company did not recognize any amount related to the Milestone Payments in the consideration transferred.

Management evaluated the Camargo Obligations and determined that at the close of the Transaction, the related sales milestone payments are not considered probable, and as such, the Company did not recognize any related liability at the date of the Transaction. In addition, royalties under the Camargo Obligations will be recorded as cost of sales, as the related sales are generated and recognized.

The following table summarizes the assets acquired with the Veru APA:

Assets Recognized
Inventory	$1,120,000
ENTADFI Intangible	17,906,771
Total fair value of identifiable assets acquired	$19,026,771

In accordance with ASC 805-50, the acquired inventory was recorded at fair value. The remaining consideration transferred was allocated to the ENTADFI intangible asset, which will be amortized over its estimated useful life, starting when ENTADFI sales begin. Acquired inventory is comprised of work-in-process and raw materials. The fair value of work-in-process inventory was determined based on an estimated sales price of the finished goods, adjusted for costs to complete the manufacturing process, costs of the selling effort, a reasonable profit allowance for the remaining manufacturing and selling effort, and an estimate of holding costs, and resulted in a fair value adjustment of approximately $0.3 million. The fair value of raw materials was determined to approximate replacement cost.

The Company recorded an impairment charge on the ENTADFI asset group of approximately $2.3 million during the three months ended March 31, 2024 (see Note 4). In addition, during the fourth quarter of 2023, the Company recorded an impairment charge of approximately $14.7 million on the ENTADFI asset group, as well as an impairment charge on the ENTADFI acquired inventory of approximately $1.2 million, which included impairment of 100% of the acquired work-in-process inventory.

WraSer:

On June 13, 2023 (the “Execution Date”), the Company entered into an asset purchase agreement with WraSer, LLC, and affiliates (the “WraSer Seller”) (the “WraSer APA”). Pursuant to, and subject to the terms and conditions of, the WraSer APA, on the WraSer Closing Date (as defined below) the Company was to purchase six FDA-approved pharmaceutical assets across several indications, including cardiology, otic infections, and pain management (the “WraSer Assets”).

Under the terms of the WraSer APA, the Company was to purchase the WraSer Assets for (i) $3.5 million in cash at signing of the WraSer APA; (ii) $4.5 million in cash on the later of (x) 90 days after the signing of the WraSer APA or (y) the date that all closing conditions under the WraSer APA are met or otherwise waived (the “WraSer Closing Date”); (iii) 1.0 million shares of the Company’s common stock (the “Closing Shares”) issuable on the WraSer Closing Date, and (iv) $500,000 in cash one year from the WraSer Closing Date.

In conjunction with the WraSer APA, the Company and the WraSer Seller entered into a Management Services Agreement (the “MSA”) on the Execution Date. Pursuant to the terms of the MSA, the Company would act as the manager of the WraSer Seller’s business during the period between the Execution Date and the WraSer Closing Date. During this period, the Company would make advances to WraSer, if needed. If, on the WraSer Closing Date, the WraSer Seller’s cash balance is in excess of the target amount (“Cash Target”) specified in the MSA, the Company would apply that excess to the $4.5 million cash payment due upon closing. Conversely, if there is a shortfall, the Company would be required to remit the difference to the WraSer Seller over time.

The WraSer APA could be terminated prior to the closing upon agreement with all parties or upon breach of contract of either party, uncured within 20 days of notice. If the WraSer APA was terminated upon agreement with all parties or upon uncured breach of contract by the Company, the initial $3.5 million payment would be retained by the WraSer Seller. If it was determined that there is an uncured breach of contract by the WraSer Seller, and the WraSer APA was terminated, the Company would have an unsecured claim against WraSer for the $3.5 million payment made by the Company upon execution of the WraSer APA. The closing of the transaction was subject to certain customary closing conditions, including submission of the FDA transfer documentation to transfer ownership of the acquired product regulatory approvals to the Company.

Management evaluated the terms of the WraSer APA and the WraSer MSA, and determined that, at the Execution Date, control under the provisions of ASC 805, Business Combinations (“ASC 805”), did not transfer to the Company; if the transaction closes, control will transfer then, and the acquisition date will be the closing date. Management further evaluated the requirements pursuant to ASC 810, Consolidations, and determined based on the terms of the MSA, and the Company’s involvement in the WraSer Seller’s business, that the WraSer Seller is a variable interest entity (“VIE”) to the Company. Management determined that the Company is not the primary beneficiary of the VIE as the WraSer APA and MSA do not provide the Company with the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. While the Company was involved in the day-to-day business activities of the VIE until WraSer filed for relief under Chapter 11 of the U.S. Bankruptcy Court (see below), the WraSer Seller had to approve substantially all business activities and transactions that significantly impact the economic performance of WraSer during the term of the MSA. Additionally, the Company is not required to absorb the losses of WraSer if the WraSer APA does not close. As such, the Company was not required to consolidate WraSer in the Company’s financial statements as of March 31, 2024 and December 31, 2023.

The Company recorded the initial $3.5 million payment as a deposit. The Company does not have any liabilities recorded as of March 31, 2024 and December 31, 2023 associated with its variable interest in the WraSer Seller, and its exposure to the WraSer Seller’s losses is limited to no more than the shortfall, if any, of the Cash Target amount of approximately $1.1 million compared to the WraSer Seller’s cash balance on the WraSer Closing Date.

On September 26, 2023, WraSer and its affiliates filed for relief under chapter 11 of the U.S. Bankruptcy Code in the Bankruptcy Court. On October 4, 2023, the parties agreed to amend the WraSer APA, which was subject to court approval. Shortly after its bankruptcy filing, WraSer filed a motion seeking approval of the WraSer APA as amended. The amendment, among other things, eliminates the $500,000 post-closing payment due June 13, 2024 and staggers the $4.5 million cash payment that the Company would otherwise have to pay at closing to: (i) $2.2 million to be paid at closing, (ii) $2.3 million, to be paid in monthly installments of $150,000 commencing January 2024 and (iii) 789 shares of Series A Preferred Stock to be paid at closing. The amendment also reduced the number of products the Company was acquiring by excluding pain medications and including only (i) Ciprofloxacin 0.3% and Fluocinolone 0.025% Otic Solution, under the trademark OTOVEL and its Authorized Generic Version approved under US FDA NDA No. 208251, (ii) Ciprofloxacin 0.2% Otic solution, under the trademark CETRAXAL, and (iii) Vorapaxar Sulfate tablets under the trademark Zontivity approved under US FDA NDA N204886.

In October 2023, WraSer alerted the Company that its sole manufacturer for the active pharmaceutical ingredient (“API”) for Zontivity, the key driver for the WraSer acquisition, would no longer manufacture the API for Zontivity. The Company believes that this development constituted a Material Adverse Effect under the WraSer APA and the WraSer MSA, enabling the Company to terminate the WraSer APA and the WraSer MSA. On October 20, 2023, the Company filed a motion for relief from the automatic stay in the Bankruptcy Court so that the Company can exercise the termination rights under the WraSer APA, as amended. On December 18, 2023, the Bankruptcy Court entered into an Agreed Order lifting the automatic stay to enable the Company to exercise its rights to terminate the WraSer APA and the WraSer MSA. On December 21, 2023, the Company filed a Notice with the Bankruptcy Court terminating the WraSer APA and the WraSer MSA.  WraSer has advised the Company that it does not believe that a Material Adverse Effect occurred. In addition, WraSer recently filed a plan of reorganization that indicates it may seek damages from the Company due to the termination of the APA and MSA. Due to the WraSer bankruptcy filing and the Company’s status as an unsecured creditor of WraSer, it is unlikely that the Company will recover the $3.5 million initial payment made, or any costs and resources in connection with services provided by the Company under the WraSer MSA, and therefore the Company recorded a loss on impairment for the $3.5 million deposit during the year ended December 31, 2023.

Proteomedix

On December 15, 2023 (the “Acquisition Date”), Onconetix entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Proteomedix and each of the holders of outstanding capital stock or Proteomedix convertible securities (other than Proteomedix stock options) (collectively the “Sellers”), pursuant to which the Company acquired 100% of the outstanding common shares and voting interest of Proteomedix, through the issuance of 3,675,414 shares of common stock and 2,696,729 shares of Series B Convertible Preferred Stock (the “PMX Transaction”).

Subject to any requirements related to the Committee on Foreign Investment in the United States, upon approval by the requisite vote of stockholders of Onconetix at the Special Meeting of the Stockholders (“Stockholder Approval”), each share of Series B Convertible Redeemable Preferred Stock (“Series B Preferred Stock”) shall automatically convert into 100 shares of common stock in accordance with the terms of the Series B Certificate of Designation (the “Conversion”). If Stockholder Approval is not obtained by January 1, 2025, Onconetix may, at the option of the holders, be obligated to cash settle the Series B Preferred Stock. The Series B Preferred Stock outstanding as a result of the PMX Transaction is convertible into 269,672,900 shares of common stock.

The consummation (the “Closing”) of the PMX Transaction was subject to customary closing conditions and the agreement to enter into a subscription agreement (see Note 8) with Altos Ventures, a shareholder of Proteomedix, prior to the closing of the PMX Transaction (the “PMX Investor”).

In addition, each option to purchase shares of Proteomedix (each, a “Proteomedix Stock Option”) outstanding immediately before the Closing, whether vested or unvested, remains outstanding until the Conversion unless otherwise terminated in accordance with its terms. At the Conversion, each outstanding Proteomedix Stock Option, whether vested or unvested, shall be assumed by Onconetix and converted into the right to receive (a) an option to acquire shares of common stock (each, an “Assumed Option”) or (b) such other derivative security as Onconetix and Proteomedix may agree, subject in either case to substantially the same terms and conditions as were applicable to such Proteomedix Stock Option immediately before the Closing. Each Assumed Option shall: (i) represent the right to acquire a number of shares of common stock equal to the product of (A) the number of Proteomedix common shares that were subject to the corresponding Proteomedix Option immediately prior to the Closing, multiplied by (B) the Exchange Ratio (as defined in the Share Exchange Agreement”); and (ii) have an exercise price (as rounded down to the nearest whole cent) equal to the quotient of (A) the exercise price of the corresponding Proteomedix Option, divided by (B) the Exchange Ratio.

Management determined that the PMX Transaction was a business combination as defined within ASC 805, and that Onconetix was the accounting acquirer. The Company determined that Onconetix was the accounting acquirer based on the guidance contained within ASC 805-10. The significant factors that led to the Company’s conclusion were (i) the Company obtained 100% of the outstanding common stock and voting interest of PMX, (ii) at closing of the PMX Transaction, the PMX shareholders were issued approximately 17% of Onconetix’s outstanding common stock and none of the former PMX shareholders held more than 5% of Onconetix’s common stock individually, (iii) the composition of executive management and the governing body did not change sufficiently to give PMX or its former shareholders control over these functions within Onconetix, and (iv) Onconetix was significantly larger when considering both total assets and operations.  As a result, the Company has applied purchase accounting as of the Closing of the PMX Transaction. The assets, liabilities, and non-controlling interest of Proteomedix were recognized at fair value as of the Closing and the results of its operations have been included within Onconetix’s condensed consolidated statements of operations and comprehensive loss from that date forward.

Proteomedix is a healthcare company whose mission is to transform prostate cancer diagnosis. Proteomedix has identified novel biomarker signatures with utility in prostate cancer diagnosis, prognosis and therapy management. The Company expects Proteomedix’s diagnostic expertise to complement its existing prostate related treatment portfolio.

The assets acquired and liabilities assumed are recognized provisionally in the accompanying condensed consolidated balance sheets at their estimated fair values as of the acquisition date. The initial accounting for the business combination is not complete as the Company is in the process of obtaining additional information for the valuation of acquired intangible assets and deferred tax liabilities. The provisional amounts are subject to change to the extent that additional information is obtained about the facts and circumstances that existed as of the acquisition date. Under U.S. GAAP, the measurement period shall not exceed one year from the acquisition date and the Company will finalize these amounts no later than December 15, 2024. The estimated fair values as of the acquisition date are based on information that existed as of the acquisition date. During the measurement period the Company may adjust provisional amounts recorded for assets acquired and liabilities assumed to reflect new information that the Company has subsequently obtained regarding facts and circumstances that existed as of the acquisition date.

The acquisition-date fair value of the consideration transferred totaled approximately $65.1 million, which consisted of the following:

Consideration Transferred
Common stock	$875,484
Series B Preferred Stock	64,236,085
Total consideration transferred	$65,111,569

The fair value of the Company’s common shares issued as consideration was based on the closing price of the Company’s common stock as of the Acquisition Date. The fair value of the Series B Preferred Stock issued as consideration was based on the underlying fair value of the number of common shares that the Series B Preferred Stock converts into, also based on the closing price of the Company’s common stock as of the Acquisition Date.

The fair value of the Proteomedix stock options assumed as part of the PMX Transaction was determined using a Black-Scholes option pricing model with the following significant assumptions:

Exercise price	$1.15 - 28.83
Stock price	$128.11
Term (years)	0.17 - 3.59
Expected stock price volatility	90%
Risk-free rate of interest	4.07% - 5.47%

The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Net Assets Recognized
Cash	$1,056,578
Accounts receivable	87,445
Inventories	80,593
Prepaid expenses and other current assets	114,615
Right of use asset	149,831
Property and equipment, net	39,779
Trade name	9,018,000
Customer relationships	1,891,000
Product rights for developed technology	10,541,000
Goodwill	53,914,055
Total assets acquired	76,892,896
Accounts payable	(234,029)
Accrued expenses	(732,814)
Operating lease liability	(149,831)
Deferred tax liability	(2,994,669)
Pension benefit obligation	(548,384)
Note payable	(115,096)
Total liabilities assumed	(4,774,823)
Net assets	72,118,073
Less non-controlling interest	(7,006,504)
Net assets acquired	$65,111,569

The goodwill recognized as a result of the PMX Transaction is attributable primarily to expected synergies and the assembled workforce of Proteomedix. None of the goodwill is expected to be deductible for income tax purposes.

The fair values of the acquired tangible and intangible assets were determined using variations of the cost, income approach using the excess earnings, lost profits and relief from royalty methods. The income approach valuation methodology used for the intangible assets acquired in the PMX Transaction makes use of Level 3 inputs.

The trade name intangible asset represents the value of the Proclarix™ brand name and was valued using a relief from royalty method under an income approach. A royalty rate of 6% was utilized in determining the fair value of this intangible asset. The fair value of this asset was determined based on a cash flow model using forecasted revenues and expenses specifically tied to Proclarix™. Those cash flows were then discounted at 10% determined by the use of a weighted average return on assets analysis. The life of this intangible asset was determined to be indefinite as the branded name will persist beyond the life of the product rights and customer relationships.

The customer relationship intangible assets represent the value of the existing customer contract with Labcorp (see Note 6) and was valued using the lost profits method under the income approach. The fair value of this asset was determined based on a cash flow model using forecasted revenues specifically tied to Proteomedix’s Labcorp contract. Those cash flows were then discounted at 10% determined by the use of a weighted average return on assets analysis. The estimated useful life of this asset was determined by reference to the estimated life of the product rights associated with the Labcorp contract.

The product rights for developed technology acquired in the PMX Transaction represents know-how and patented intellectual property held by PMX pertaining to its commercial-ready prostate cancer diagnostic system, Proclarix™. The fair value of this asset was determined based on a cash flow model based on forecasted revenues and expenses specifically tied to Proclarix™. Those cash flows were then discounted at 8% for the period prior to patent expiration and 16% for the period thereafter. The discount rates were determined by the use of a weighted average return on assets analysis. The estimated useful life of the product rights was determined based on the underlying patent’s remaining life.

The fair value of the non-controlling interest in Proteomedix is estimated to be $7.0 million and represents the fair value of the vested Proteomedix stock options outstanding as of the Acquisition Date. The fair value of the non-controlling interest was valued using the methodology applicable to the Proteomedix stock options disclosed above. As Proteomedix was a private company as of the Acquisition Date, the fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820, Fair Value Measurement.

The Company recognized approximately $1.5 million of acquisition related costs that were expensed during 2023, including the fair value of the related party subscription agreement liability, which was a closing condition for the PMX Transaction (see Note 8).

The following summary, prepared on a pro forma basis, presents the Company’s unaudited consolidated results of operations for the three months ended March 31, 2023, as if the PMX Transaction had been completed as of January 1, 2023. The pro forma results below include the impact of amortization of intangible assets. This pro forma information is presented for illustrative purposes only, is not necessarily indicative of future results of operations and does not include any impact of transaction synergies. In addition, the pro forma results are not necessarily indicative of the results of operations that actually would have been achieved had the PMX Transaction been consummated as of that date:

Unaudited For the Three Months Ended March 31, 2023
Revenue	$1,011,714
Net loss	2,576,001

Note 5 - Acquisitions

ENTADFI®

On April 19, 2023, the Company and Veru, Inc. (“Veru”) entered into an Asset Purchase Agreement (the “ Veru APA”). Pursuant to, and subject to the terms and conditions of, the Veru APA, the Company purchased substantially all of the assets related to Veru’s ENTADFI® product (“ENTADFI®”) (the “Transaction”) for a total possible consideration of $100 million.

In accordance with the Veru APA, the Company agreed to provide Veru with initial consideration totaling $20.0 million, consisting of (i) $6.0 million paid upon the closing of the Transaction on April 19, 2023, (ii) an additional $4.0 million in the form of a non-interest bearing note payable due on September 30, 2023, and (iii) an additional $10.0 million in the form of two $5.0 million non-interest bearing notes payable, each due on April 19, 2024 and September 30, 2024.

Additionally, the terms of the Veru APA require the Company to pay Veru up to an additional $80.0 million based on the Company’s net sales of ENTADFI® after closing (the “Milestone Payments”). The Milestone Payments are payable as follows: (i) $10.0 million is payable upon the first time the Company achieves net sales from ENTADFI® of $100.0 million during a calendar year, (ii) $20.0 million is payable upon the first time the Company achieves net sales from ENTADFI® of $200.0 million during a calendar year, and (3) $50.0 million is payable upon the first time the Company achieves net sales from ENTADFI® of $500.0 million during a calendar year.

In connection with the Transaction, the Company also assumed royalty and milestone obligations under an asset purchase agreement for tadalafil-finasteride combination entered into by Veru and Camargo Pharmaceutical Services, LLC on December 11, 2017 (the “Camargo Obligations”). The Camargo Obligations assumed by the Company include a 6% royalty on all sales of tadalafil-finasteride and sales milestone payments of up to $22.5 million, payable to Camargo as follows: (i) $5.0 million is payable upon the first time the Company achieves net sales from ENTADFI® of $100.0 million during a calendar year, (ii) $7.5 million is payable upon the first time the Company achieves net sales from ENTADFI® of $200.0 million during a calendar year, and (3) $10.0 million is payable upon the first time the Company achieves net sales from ENTADFI® of $300.0 million during a calendar year.

On September 29, 2023, the Company entered into an amendment to the Veru APA (the “Veru APA Amendment”), which provides that the $4.0 million note payable originally due on September 30, 2023 was deemed paid and fully satisfied upon (1) the payment to the Seller of $1.0 million in cash on September 29, 2023, and (2) the issuance to the Seller by October 3, 2023 of 3,000 shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”) of the Company (see Note 9). Pursuant to the Veru APA Amendment, the Series A Preferred Stock will convert to common stock of the Company one year from the date of issuance if the required stockholder approval is obtained. The Series A Preferred Stock, which was issued to the Seller on October 3, 2023 is initially convertible, in the aggregate, into 5,709,935 shares of the Company’s common stock, subject to adjustment and certain stockholder approval limitations specified in the Certificate of Designations. Pursuant to the Veru APA Amendment, the Company agreed to use commercially reasonable efforts to obtain such stockholder approval by December 31, 2023, however, such shareholder approval was not obtained as of December 31, 2023. The Company also agreed to include the shares of common stock issuable upon conversion of the Series A Preferred Stock in the next resale registration statement filed with the SEC.

Also, in connection with the Transaction, and pursuant to the Veru APA, the Company entered into non-competition and non-solicitation agreements (the “Non-Competition Agreements”) with two of Veru’s key stockholders and employees (the “Restricted Parties”). The Non-Competition Agreements generally prohibit the Restricted Parties from either directly or indirectly engaging in the Restricted Business (as such term is defined in the Veru APA) for a period of five years from the closing of the Transaction.

The acquisition of ENTADFI® has been accounted for as an asset acquisition in accordance with ASC 805-50 because substantially all of the fair value of the assets acquired is concentrated in a single asset, the ENTADFI® product rights. The ENTADFI® products rights consist of trademarks, regulatory approvals, and other records, and are considered a single asset as they are inextricably linked.

The following table summarizes the aggregate consideration transferred for the assets acquired by the Company in connection with the Veru APA:

Consideration Transferred
Consideration transferred at closing	$6,000,000
Fair value of notes payable issued	12,947,000
Transaction costs	79,771
Total consideration transferred	$19,026,771

The fair value of the non-interest bearing notes payable was estimated using a net present value model using discount rates averaging 8.2%. The resulting fair value is being accreted to the face value of the notes, through the respective maturity dates. Management evaluated the Milestone Payments and determined that at the close of the Transaction, they are not considered probable, and as such, the Company did not recognize any amount related to the Milestone Payments in the consideration transferred.

The following table summarizes the assets acquired with the Veru APA:

Assets Recognized
Inventory	$1,120,000
ENTADFI® Intangible	17,906,771
Total fair value of identifiable assets acquired	$19,026,771

In accordance with ASC 805-50, the acquired inventory was recorded at fair value. The remaining consideration transferred was allocated to the ENTADFI® intangible asset, which will be amortized over its estimated useful life, starting when ENTADFI® sales begin. Acquired inventory is comprised of work-in-process and raw materials. The fair value of work-in-process inventory was determined based on an estimated sales price of the finished goods, adjusted for costs to complete the manufacturing process, costs of the selling effort, a reasonable profit allowance for the remaining manufacturing and selling effort, and an estimate of holding costs, and resulted in a fair value adjustment of approximately $0.3 million. The fair value of raw materials was determined to approximate replacement cost. The Company recorded an impairment charge on the ENTADFI asset group of $14.7 million during the fourth quarter of 2023 (see Note 4), as well as an impairment charge on the ENTADFI acquired inventory of approximately $1.2 million, which included impairment of 100% of the acquired work-in-process inventory.

Management evaluated the Camargo Obligations and determined that at the close of the Transaction, the related sales milestone payments are not considered probable, and as such, the Company did not recognize any related liability at the date of the Transaction. In addition, royalties under the Camargo Obligations will be recorded as cost of sales, as the related sales are generated and recognized.

WraSer:

On June 13, 2023 (the “Execution Date”), the Company entered into an asset purchase agreement with WraSer, LLC, and affiliates (the “WraSer Seller”) (the “WraSer APA”). Pursuant to, and subject to the terms and conditions of, the WraSer APA, on the WraSer Closing Date (as defined below) the Company was to purchase six FDA-approved pharmaceutical assets across several indications, including cardiology, otic infections, and pain management (the “WraSer Assets”).

Under the terms of the WraSer APA, the Company was to purchase the WraSer Assets for (i) $3.5 million in cash at signing of the WraSer APA; (ii) $4.5 million in cash on the later of (x) 90 days after the signing of the WraSer APA or (y) the date that all closing conditions under the WraSer APA are met or otherwise waived (the “WraSer Closing Date”); (iii) 1.0 million shares of the Company’s common stock (the “Closing Shares”) issuable on the WraSer Closing Date, and (iv) $500,000 in cash one year from the WraSer Closing Date.

In conjunction with the WraSer APA, the Company and the WraSer Seller entered into a Management Services Agreement (the “MSA”) on the Execution Date. Pursuant to the terms of the MSA, the Company will act as the manager of the WraSer Seller’s business during the period between the Execution Date and the WraSer Closing Date. During this period, the Company will make advances to WraSer, if needed. If, on the WraSer Closing Date, the WraSer Seller’s cash balance is in excess of the target amount (“Cash Target”) specified in the MSA, the Company will apply that excess to the $4.5 million cash payment due upon closing. Conversely, if there is a shortfall, the Company will be required to remit the difference to the WraSer Seller over time.

The WraSer APA can be terminated prior to the closing upon agreement with all parties or upon breach of contract of either party, uncured within 20 days of notice. If the WraSer APA is terminated upon agreement with all parties or upon uncured breach of contract by the Company, the initial $3.5 million payment is retained by the WraSer Seller. If it is determined that there is an uncured breach of contract by the WraSer Seller, and the WraSer APA is terminated, the Company will have an unsecured claim against WraSer for the $3.5 million payment made by the Company upon execution of the WraSer APA. The closing of the transaction is subject to certain customary closing conditions, including submission of the FDA transfer documentation to transfer ownership of the acquired product regulatory approvals to the Company.

Management evaluated the terms of the WraSer APA and the WraSer MSA, and determined that, at the Execution Date, control under the provisions of ASC 805, Business Combinations (“ASC 805”), did not transfer to the Company; if the transaction closes, control will transfer then, and the acquisition date will be the closing date. Management further evaluated the requirements pursuant to ASC 810, Consolidations, and determined based on the terms of the MSA, and the Company’s involvement in the WraSer Seller’s business, that the WraSer Seller is a variable interest entity (“VIE”) to the Company. Management determined that the Company is not the primary beneficiary of the VIE as the WraSer APA and MSA do not provide the Company with the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. While the Company was involved in the day-to-day business activities of the VIE until WraSer filed for relief under Chapter 11 of the U.S. Bankruptcy Court (see below), the WraSer Seller had to approve substantially all business activities and transactions that significantly impact the economic performance of WraSer during the term of the MSA. Additionally, the Company is not required to absorb the losses of WraSer if the WraSer APA does not close. As such, the Company was not required to consolidate WraSer in the Company’s financial statements as of and during the year ended December 31, 2023.

The Company recorded the initial $3.5 million payment as a deposit. The Company does not have any liabilities recorded as of December 31, 2023 associated with its variable interest in the WraSer Seller, and its exposure to the WraSer Seller’s losses is limited to no more than the shortfall, if any, of the Cash Target amount of approximately $1.1 million compared to the WraSer Seller’s cash balance on the WraSer Closing Date.

On September 26, 2023, WraSer and its affiliates filed for relief under chapter 11 of the U.S. Bankruptcy Code in the Bankruptcy Court. On October 4, 2023, the parties agreed to amend the WraSer APA, which was subject to court approval. Shortly after its bankruptcy filing, WraSer filed a motion seeking approval of the WraSer APA as amended. The amendment, among other things, eliminates the $500,000 post-closing payment due June 13, 2024 and staggers the $4.5 million cash payment that the Company would otherwise have to pay at closing to: (i) $2.2 million to be paid at closing, (ii) $2.3 million, to be paid in monthly installments of $150,000 commencing January 2024 and (iii) 789 shares of Series A Preferred Stock to be paid at closing. The amendment also reduced the number of products the Company was acquiring by excluding pain medications and including only (i) Ciprofloxacin 0.3% and Fluocinolone 0.025% Otic Solution, under the trademark OTOVEL and its Authorized Generic Version approved under US FDA NDA No. 208251, (ii) Ciprofloxacin 0.2% Otic solution, under the trademark CETRAXAL, and (iii) Vorapaxar Sulfate tablets under the trademark Zontivity approved under US FDA NDA N204886.

In October 2023, WraSer alerted the Company that its sole manufacturer for the active pharmaceutical ingredient (“API”) for Zontivity, the key driver for the WraSer acquisition, would no longer manufacture the API for Zontivity. The Company believes that this development constituted a Material Adverse Effect under the WraSer APA and the WraSer MSA, enabling the Company to terminate the WraSer APA and the WraSer MSA. On October 20, 2023, the Company filed a motion for relief from the automatic stay in the Bankruptcy Court so that the Company can exercise the termination rights under the WraSer APA, as amended. On December 18, 2023, the Bankruptcy Court entered into an Agreed Order lifting the automatic stay to enable the Company to exercise its rights to terminate the WraSer APA and the WraSer MSA. On December 21, 2023, the Company filed a Notice with the Bankruptcy Court terminating the WraSer APA and the WraSer MSA. WraSer has advised the Company that it does not believe that a Material Adverse Effect occurred. Due to the WraSer bankruptcy filing and the Company’s status as an unsecured creditor of WraSer, it is unlikely that the Company will recover the $3.5 million initial payment made, or any costs and resources in connection with services provided by the Company under the WraSer MSA, and therefore the Company recorded a loss on impairment for the $3.5 million deposit during the year ended December 31, 2023.

Proteomedix

On December 15, 2023 (the “Acquisition Date”), Onconetix entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Proteomedix and each of the holders of outstanding capital stock or Proteomedix convertible securities (other than Proteomedix stock options) (collectively the “Sellers”), pursuant to which the Company acquired 100% of the outstanding common shares and voting interest of Proteomedix, through the issuance of 3,675,414 shares of common stock and 2,696,729 shares of Series B Convertible Preferred Stock (the “PMX Transaction”).

Subject to any requirements related to the Committee on Foreign Investment in the United States, upon approval by the requisite vote of stockholders of Onconetix at the Special Meeting of the Stockholders (“Stockholder Approval”), each share of Series B Convertible Redeemable Preferred Stock (“Series B Preferred Stock”) shall automatically convert into 100 shares of common stock in accordance with the terms of the Series B Certificate of Designation (the “Conversion”). If Stockholder Approval is not obtained by January 1, 2025, Onconetix may, at the option of the holders, be obligated to cash settle the Series B Preferred Stock. The Series B Preferred Stock outstanding as a result of the PMX Transaction is convertible into 269,672,900 shares of common stock.

The consummation (the “Closing”) of the PMX Transaction was subject to customary closing conditions and the agreement to enter into a subscription agreement (see Note 8) with Altos Ventures, a shareholder of Proteomedix, prior to the closing of the PMX Transaction (the “PMX Investor”).

In addition, each option to purchase shares of Proteomedix (each, a “Proteomedix Stock Option”) outstanding immediately before the Closing, whether vested or unvested, remains outstanding until the Conversion unless otherwise terminated in accordance with its terms. At the Conversion, each outstanding Proteomedix Stock Option, whether vested or unvested, shall be assumed by Onconetix and converted into the right to receive (a) an option to acquire shares of common stock (each, an “Assumed Option”) or (b) such other derivative security as Onconetix and Proteomedix may agree, subject in either case to substantially the same terms and conditions as were applicable to such Proteomedix Stock Option immediately before the Closing. Each Assumed Option shall: (i) represent the right to acquire a number of shares of common stock equal to the product of (A) the number of Proteomedix common shares that were subject to the corresponding Proteomedix Option immediately prior to the Closing, multiplied by (B) the Exchange Ratio (as defined in the Share Exchange Agreement”); and (ii) have an exercise price (as rounded down to the nearest whole cent) equal to the quotient of (A) the exercise price of the corresponding Proteomedix Option, divided by (B) the Exchange Ratio.

Management determined that the PMX Transaction was a business combination as defined within ASC 805, and that Onconetix was the accounting acquirer. The Company determined that Onconetix was the accounting acquirer based on the guidance contained within ASC 805-10. The significant factors that led to the Company’s conclusion were (i) the Company obtained 100% of the outstanding common stock and voting interest of PMX, (ii) at closing of the PMX Transaction, the PMX shareholders were issued approximately 17% of Onconetix’s outstanding common stock and none of the former PMX shareholders held more than 5% of Onconetix’s common stock individually, (iii) the composition of executive management and the governing body did not change sufficiently to give PMX or its former shareholders control over these functions within Onconetix, and (iv) Onconetix was significantly larger when considering both total assets and operations. As a result, the Company has applied purchase accounting as of the Closing of the PMX Transaction. The assets, liabilities, and non-controlling interest of Proteomedix were recognized at fair value as of the Closing and the results of its operations have been included within Onconetix’s consolidated statements of operations and comprehensive loss from that date forward.

Proteomedix is a healthcare company whose mission is to transform prostate cancer diagnosis. Proteomedix has identified novel biomarker signatures with utility in prostate cancer diagnosis, prognosis and therapy management. The Company expects Proteomedix’s diagnostic expertise to complement its existing prostate related treatment portfolio.

The assets acquired and liabilities assumed are recognized provisionally in the accompanying consolidated balance sheets at their estimated fair values as of the acquisition date. The initial accounting for the business combination is not complete as the Company is in the process of obtaining additional information for the valuation of acquired intangible assets and deferred tax liabilities. The provisional amounts are subject to change to the extent that additional information is obtained about the facts and circumstances that existed as of the acquisition date. Under U.S. GAAP, the measurement period shall not exceed one year from the acquisition date and the Company will finalize these amounts no later than December 15, 2024. The estimated fair values as of the acquisition date are based on information that existed as of the acquisition date. During the measurement period the Company may adjust provisional amounts recorded for assets acquired and liabilities assumed to reflect new information that the Company has subsequently obtained regarding facts and circumstances that existed as of the acquisition date.

The acquisition-date fair value of the consideration transferred totaled approximately $65.1 million, which consisted of the following:

Consideration Transferred
Common stock	$875,484
Series B convertible preferred stock	64,236,085
Total consideration transferred	$65,111,569

The fair value of the Company’s common shares issued as consideration was based on the closing price of the Company’s common stock as of the Acquisition Date. The fair value of the Series B Preferred Stock issued as consideration was based on the underlying fair value of the number of common shares that the Series B Preferred Stock converts into, also based on the closing price of the Company’s common stock as of the Acquisition Date.

The fair value of the Proteomedix stock options assumed as part of the PMX Transaction was determined using a Black-Scholes option pricing model with the following significant assumptions:

Exercise price	$1.15 - 28.83
Stock price	$128.11
Term (years)	0.17 - 3.59
Expected stock price volatility	90%
Risk-free rate of interest	4.07% - 5.47%

The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Net Assets Recognized
Cash	$1,056,578
Accounts receivable	87,445
Inventories	80,593
Prepaid expenses and other current assets	114,615
Right of use asset	149,831
Property and equipment, net	39,779
Trade name	9,018,000
Customer relationships	1,891,000
Product rights for developed technology	10,541,000
Goodwill	53,914,055
Total assets acquired	76,892,896
Accounts payable	(234,029)
Accrued expenses	(732,814)
Operating lease liability	(149,831)
Deferred tax liability	(2,994,669)
Pension benefit obligation	(548,384)
Note payable	(115,096)
Total liabilities assumed	(4,774,823)
Net assets	72,118,073
Less non-controlling interest	(7,006,504)
Net assets acquired	$65,111,569

The goodwill recognized as a result of the PMX Transaction is attributable primarily to expected synergies and the assembled workforce of Proteomedix. None of the goodwill is expected to be deductible for income tax purposes.

The fair values of the acquired tangible and intangible assets were determined using variations of the cost, income approach using the excess earnings, lost profits and relief from royalty methods. The income approach valuation methodology used for the intangible assets acquired in the PMX Transaction makes use of Level 3 inputs.

The trade name intangible asset represents the value of the Proclarix™ brand name and was valued using a relief from royalty method under an income approach. A royalty rate of 6% was utilized in determining the fair value of this intangible asset. The fair value of this asset was determined based on a cash flow model using forecasted revenues and expenses specifically tied to Proclarix™. Those cash flows were then discounted at 10% determined by the use of a weighted average return on assets analysis. The life of this intangible asset was determined to be indefinite as the branded name will persist beyond the life of the product rights and customer relationships.

The customer relationship intangible assets represent the value of the existing customer contract with Labcorp (see Note 6) and was valued using the lost profits method under the income approach. The fair value of this asset was determined based on a cash flow model using forecasted revenues specifically tied to Proteomedix’s Labcorp contract. Those cash flows were then discounted at 10% determined by the use of a weighted average return on assets analysis. The estimated useful life of this asset was determined by reference to the estimated life of the product rights associated with the Labcorp contract.

The product rights for developed technology acquired in the PMX Transaction represents know-how and patented intellectual property held by PMX pertaining to its commercial-ready prostate cancer diagnostic system, Proclarix™. The fair value of this asset was determined based on a cash flow model based on forecasted revenues and expenses specifically tied to Proclarix™. Those cash flows were then discounted at 8% for the period prior to patent expiration and 16% for the period thereafter. The discount rates were determined by the use of a weighted average return on assets analysis. The estimated useful life of the product rights was determined based on the underlying patent’s remaining life.

The fair value of the non-controlling interest in Proteomedix is estimated to be $7.0 million and represents the fair value of the vested Proteomedix stock options outstanding as of the Acquisition Date. The fair value of the non-controlling interest was valued using the methodology applicable to the Proteomedix stock options disclosed above. As Proteomedix was a private company as of the Acquisition Date, the fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820, Fair Value Measurement.

The Company recognized approximately $1.5 million of acquisition related costs that were expensed during 2023, including the fair value of the related party subscription agreement liability, which was a closing condition for the PMX Transaction (see Note 8). These costs are included in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.

The amounts of revenue and loss of Proteomedix, included in the Company’s consolidated statements of operations and comprehensive loss from the Acquisition Date through December 31, 2023 are as follows:

Revenue	$58,465
Net loss	$315,688

The following summary, prepared on a pro forma basis, presents the Company’s unaudited consolidated results of operations for 2023 and 2022 as if the PMX Transaction had been completed as of January 1, 2022. The pro forma results below include the impact of amortization of intangible assets. This pro forma information is presented for illustrative purposes only, is not necessarily indicative of future results of operations and does not include any impact of transaction synergies. In addition, the pro forma results are not necessarily indicative of the results of operations that actually would have been achieved had the PMX Transaction been consummated as of that date:

	Unaudited For the Years Ended December 31,
	2023	2022
Revenue	$2,601,310	$392,460
Net loss	38,577,046	16,326,247